Redeemable Noncontrolling Interests and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interests and Noncontrolling Interests [Abstract]
Schedule of Redeemable Noncontrolling Interest Conversion Right
Outstanding rights to convert redeemable noncontrolling interests and noncontrolling interests in the Operating Partnership to common stock were held by the following parties at December 31, 2012 and 2011:

	December 31,
	2012	2011
Jacobs	—	13,044,407
CBL’s Predecessor	18,172,690	18,604,156
Third parties	11,372,897	10,368,016
Total Operating Partnership Units	29,545,587	42,016,579

Redeemable Noncontrolling Interest
Activity related to the redeemable noncontrolling preferred joint venture interest represented by the PJV units is as follows:

	Year Ended December 31,
	2012	2011
Beginning Balance	$423,834	$423,834
Net income attributable to redeemable noncontrolling preferred joint venture interest	20,686	20,637
Distributions to redeemable noncontrolling preferred joint venture interest	(20,686)	(20,637)
Ending Balance	$423,834	$423,834